Accounts Receivable - Summary of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Abstract]
Trade receivables	$ 44	$ 7,051
Tax credits and government grants receivable	1,546	3,737
Sales taxes receivable	863	774
Other receivables	1,633	320
Trade and other receivables	$ 4,086	$ 11,882